Income Taxes (Reconciliation Of Effective Income Tax Rate) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations
Tax at U.S. federal statutory rate (as a percent)		21.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal benefit (as a percent)		2.50%	1.50%	2.10%
Other permanent items (as a percent)		0.50%	2.10%	0.60%
Excess tax benefits from stock-based compensation (as a percent)		(0.10%)	(2.50%)	(1.10%)
Transaction costs (as a percent)		1.20%
U.S. Tax Reform rate change (as a percent)	[1]		(8.90%)
Effective rate (as a percent)		25.10%	27.20%	36.60%
Net reduction of total deferred tax liabilities			$ 20
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount			$ 1

[1]	Deferred income taxes on our balance sheet at December 31, 2017 were remeasured for the change in the U.S. income tax rate through income tax expense (see discussion on U.S. Tax Reform). This one-time beneficial rate change adjustment for $20 million includes $1 million in state income tax expense.